Allowance for Loan and Lease Losses Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012 Contract	Jun. 30, 2011 Contract	Jun. 30, 2012 Contract	Jun. 30, 2011 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	25	45	50	101	157
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment	$ 20,759	$ 21,932	$ 37,968	$ 45,810	$ 74,650
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment	20,771	21,952	37,987	45,868	74,737
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	10	9	11	19	33
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	7,512	3,546	7,658	7,600	21,106
Financing Receivables Troubled Debt Restructurings Recorded Investment	156,601		156,601		152,408	136,088
Financing Receivables Troubled Debt Restructurings Recorded Investment Current	87,557		87,557		85,905	62,253
Financing Receivables Troubled Debt Restructurings Recorded Investment 30 to 89 Past Due and Accruing	5,909		5,909		6,723	7,920
Financing Receivables Troubled Debt Restructurings Recorded Investment 90 days and greater Past Due and Accruing
Financing Receivables Troubled Debt Restructurings Recorded Investment Nonaccrual Status	63,135		63,135		59,780	65,915
Financing Receivables Troubled Debt Restructurings Recorded Investment Impaired	156,601		156,601		152,408	136,088
Valuation Allowance on Troubled Debt Restructurings	10,322		10,322		9,743	10,264
Residential Portfolio Segment
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	17	39	33	81	136
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment	7,693	16,120	13,707	34,444	57,157
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment	7,705	16,140	13,726	34,502	57,244
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	8	7	9	15	23
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	2,965	3,287	3,111	4,619	8,650
Financing Receivables Troubled Debt Restructurings Recorded Investment	89,791		89,791		90,927	59,979
Commercial Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	1	2	4	3	5
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment		233	2,954	2,851	6,550
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment		233	2,954	2,851	6,550
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	1	1	1	3	3
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	860	230	860	2,952	6,970
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	7	4	13	17	16
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment	13,066	5,579	21,307	8,515	10,943
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment	13,066	5,579	21,307	8,515	10,943
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	1	1	1	1	7
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	3,687	29	3,687	29	5,486
Commercial and Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing Receivables Troubled Debt Restructurings Recorded Investment	$ 66,810		$ 66,810		$ 61,481	$ 76,109